Property And Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment
The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013	December 31, 2012
	(In thousands)
Oil and natural gas properties	$1,932,419	$1,611,090
Office furniture and fixtures	4,738	4,476
Building	3,926	3,926
Land	260	260
Total property and equipment	1,941,343	1,619,752
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)
Property and equipment, net	$1,252,876	$953,868

The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Oil and natural gas properties	$1,611,090,000	$1,035,754,000
Office furniture and fixtures	4,476,000	3,692,000
Building	3,926,000	4,049,000
Land	260,000	283,000
Total property and equipment	1,619,752,000	1,043,778,000
Accumulated depletion, depreciation, amortization and impairment	(665,884,000)	(575,142,000)
Property and equipment, net	$953,868,000	$468,636,000

Summary Of Oil And Gas Properties Not Subject To Amortization
The following table summarizes the Company’s non-producing properties excluded from amortization by area at March 31, 2013:

March 31, 2013
(In thousands)
Colorado	$6,088
Bakken	301
Southern Louisiana	789
Ohio	862,655
Other	46
$869,879

The following is a summary of Gulfport’s oil and gas properties not subject to amortization as of December 31, 2012:

	Costs Incurred in
	2012	2011	2010	Prior to 2010	Total
Acquisition costs	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000
Exploration costs	—	—	—	—	—
Development costs	—	—	—	—	—
Total oil and gas properties not subject to amortization	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000

Schedule Of Asset Retirement Obligation
A reconciliation of the Company's asset retirement obligation for the three months ended March 31, 2013 and 2012 is as follows:

	March 31, 2013	March 31, 2012
	(In thousands)
Asset retirement obligation, beginning of period	$13,275	$12,653
Liabilities incurred	670	598
Liabilities settled	(780)	(531)
Accretion expense	175	176
Asset retirement obligation as of end of period	13,340	12,896
Less current portion	780	620
Asset retirement obligation, long-term	$12,560	$12,276

A reconciliation of the asset retirement obligation for the years ended December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Asset retirement obligation, beginning of period	$12,653,000	$10,845,000
Liabilities incurred	2,195,000	1,390,000
Liabilities settled	(2,271,000)	(248,000)
Accretion expense	698,000	666,000
Asset retirement obligation as of end of period	13,275,000	12,653,000
Less current portion	60,000	620,000
Asset retirement obligation, long-term	$13,215,000	$12,033,000